Transactions with Parties in Interest - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments Issued by affiliates held	$ 2,975,548,042	$ 2,792,943,297
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments Issued by affiliates held	1,174,555,893	1,039,543,187
PACCAR Inc Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases made by the plan	229,346,719
Sales made by the plan	300,580,581
Dividends received on common stock	55,145,704
Dividends and other receivables	17,031,156	38,400,064
Investments Issued by affiliates held	$ 1,327,806,802	$ 1,331,364,750